CAPITAL STOCK - Issued and outstanding capital stock (Details) - CAD ($) $ in Millions					12 Months Ended
	Jul. 29, 2020	Jan. 30, 2020	Jul. 26, 2019	Jan. 25, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares, Amount
Equity at beginning of period					$ 188.5	$ 121.5	$ (147.3)
Issuance of common shares						6.8	153.3
Reduction of paid-up capital					(720.0)		(465.0)
Equity at end of period					$ (338.3)	$ 188.5	$ 121.5
Capital stock
Common shares, Number
Number at beginning of period (in shares)					10,718,327	10,711,165
Issuance of common shares (in shares)						7,162
Number at end of period (in shares)					10,718,327	10,718,327	10,711,165
Common shares, Amount
Equity at beginning of period					$ 1,015.6	$ 1,008.8	$ 1,320.5
Issuance of common shares						6.8	153.3
Reduction of paid-up capital					(720.0)		(465.0)
Equity at end of period					$ 295.6	$ 1,015.6	$ 1,008.8
Parent
Common shares, Number
Issuance of common shares (in shares)	3,756	3,406	3,563	162,640
Common shares, Amount
Issuance of common shares	$ 3.5	$ 3.3	$ 3.3	$ 150.0